Other Comprehensive Income (Loss) - Schedule of Other Comprehensive Income (Loss) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	$ 59,242,012	$ 49,805,465
Items that can be recycled to profit and loss:
Balance	59,233,850	59,242,012
Conversion translation adjustment on foreign subsidiaries [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	(3,556,373)	(2,628,214)
Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(1,390,293)	(928,159)
Balance	(4,946,666)	(3,556,373)
Other equity instruments [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	(28,197)	(28,197)
Items that can be recycled to profit and loss:
Balance	(28,197)	(28,197)
Total Other Comprehensive Income [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	(3,584,570)	(2,656,411)
Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(1,390,293)	(928,159)
Balance	$ (4,974,863)	$ (3,584,570)